Schedule of Deferred Tax Assets (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
NOL carryover	$ 9,226,100	$ 8,636,900
Related party accruals	173,900
Payroll accruals	77,800
Depreciation	1,772,500	(61,000)
Valuation allowance	(11,250,300)	(8,575,900)
Net deferred tax asset (liability)